FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Interest rate risk (Details) - Interest Rate Risk - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Increase in interest rate (as a percent)	1.00%	1.00%
Decrease in interest rate (as a percent)	(1.00%)	(1.00%)
Impact to P/L due to increase in interest rate	€ (378)	€ (296)
Impact to P/L due to decrease in interest rate	€ 378	€ 296